Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 233,936	$ 217,352
Short-term investments	37,231	67,891
Accounts receivable, net	27,834	21,198
Prepaid expenses, and other assets	6,307	6,441
Total current assets	305,308	312,882
Property and equipment, net	440	436
Operating lease right-of-use assets, net	1,726	3,858
Intangible assets, net	35,046	35,051
Goodwill	379,072	379,072
Deferred tax asset	37,683	59,290
Other non-current assets	1,308	1,463
Total assets	760,583	792,052
Current liabilities:
Accounts payable and accrued expenses	10,358	13,830
Short-term operating lease liabilities	2,020	3,050
Income taxes payable	15	0
Contract liabilities	2,044	2,426
Loss contingency	0	95,250
Current portion of borrowings with related party	37,180	0
Other current liabilities	1,158	1,926
Total current liabilities	52,775	116,482
Long-term operating lease liabilities	176	1,625
Other non-current liabilities	9,772	8,265
Total liabilities	62,723	165,826
Shareholders' equity
Common stock, KRW 10,000 par value - 200,000,000 Shares authorized; 2,477,672 issued and outstanding	21,198	21,198
Additional paid-in-capital	359,280	359,280
Accumulated other comprehensive income	16,036	19,360
Retained earnings	301,346	226,388
Total shareholders' equity	697,860	626,226
Total liabilities and shareholders' equity	760,583	792,052
Related Party [Member]
Current liabilities:
Other non-current liabilities	$ 0	$ 39,454